Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Variable Interest Entity [Line Items]
Consolidated assets, Cash and due from banks	¥ 3,353,236	¥ 3,689,228	¥ 3,619,253	¥ 3,230,409
Consolidated assets, Interest-earning deposits in other banks	37,364,698	20,500,676
Consolidated assets, Trading account assets	46,904,903	40,646,275
Consolidated assets, Investment securities	52,207,974	55,330,251
Consolidated assets, Loans	117,209,723	109,181,991
Consolidated liabilities, Deposits	171,991,267	162,517,786
Consolidated liabilities, Other short-term borrowings	11,545,807	11,106,071
Consolidated liabilities, Long-term debt	19,968,735	14,498,678
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	11,641,143	10,379,642
Consolidated assets, Cash and due from banks	1,240	3,167
Consolidated assets, Interest-earning deposits in other banks	51,136	33,158
Consolidated assets, Trading account assets	3,069,297	2,219,754
Consolidated assets, Investment securities	1,077,274	867,779
Consolidated assets, Loans	7,115,889	7,019,653
Consolidated assets, All other assets	326,307	236,131
Consolidated liabilities, Total	1,245,785	1,270,463
Consolidated liabilities, Other short-term borrowings	49,594	44,221
Consolidated liabilities, Long-term debt	793,333	966,838
Consolidated liabilities, All other liabilities	402,858	259,404
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	13,580,773	11,808,054
Consolidated assets, Cash and due from banks	43,507	78,864
Consolidated assets, Interest-earning deposits in other banks	342,107	158,194
Consolidated assets, Trading account assets	3,079,771	2,221,637
Consolidated assets, Investment securities	1,085,980	867,785
Consolidated assets, Loans	8,697,021	8,228,001
Consolidated assets, All other assets	332,387	253,573
Consolidated liabilities, Total	10,319,275	9,378,209
Consolidated liabilities, Deposits	1,734,749	1,320,209
Consolidated liabilities, Other short-term borrowings	5,576,611	5,313,465
Consolidated liabilities, Long-term debt	2,204,930	2,129,885
Consolidated liabilities, All other liabilities	802,985	614,650
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	6,684,623	6,202,924
Consolidated assets, Cash and due from banks	42,049	30,484
Consolidated assets, Interest-earning deposits in other banks	145,671	117,116
Consolidated assets, Trading account assets	7,524	1,783
Consolidated assets, Investment securities	941,477	762,103
Consolidated assets, Loans	5,537,704	5,277,749
Consolidated assets, All other assets	10,198	13,689
Consolidated liabilities, Total	6,742,899	6,227,784
Consolidated liabilities, Other short-term borrowings	5,523,847	5,239,304
Consolidated liabilities, Long-term debt	698,500	467,005
Consolidated liabilities, All other liabilities	520,552	521,475
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	3,436,571	2,433,575
Consolidated assets, Cash and due from banks	1,198	46,198
Consolidated assets, Interest-earning deposits in other banks	183,401	36,076
Consolidated assets, Trading account assets	3,033,831	2,190,419
Consolidated assets, Investment securities	13,481	10,270
Consolidated assets, All other assets	204,660	150,612
Consolidated liabilities, Total	251,932	87,702
Consolidated liabilities, Long-term debt		422
Consolidated liabilities, All other liabilities	251,932	87,280
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	235,840	257,874
Consolidated assets, Cash and due from banks		1,840
Consolidated assets, Interest-earning deposits in other banks	3,752	2,794
Consolidated assets, Loans	206,652	236,115
Consolidated assets, All other assets	25,436	17,125
Consolidated liabilities, Total	133,220	174,055
Consolidated liabilities, Other short-term borrowings	373	1,993
Consolidated liabilities, Long-term debt	123,203	169,231
Consolidated liabilities, All other liabilities	9,644	2,831
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	52,664	29,296
Consolidated assets, Trading account assets	37,664	29,296
Consolidated assets, All other assets	15,000
Consolidated liabilities, Total	52,561	29,181
Consolidated liabilities, Long-term debt	51,246	29,000
Consolidated liabilities, All other liabilities	1,315	181
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Securitization of MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	1,351,762	1,473,901
Consolidated assets, Loans	1,320,562	1,439,002
Consolidated assets, All other assets	31,200	34,899
Consolidated liabilities, Total	1,327,025	1,452,857
Consolidated liabilities, Other short-term borrowings	22,600	23,800
Consolidated liabilities, Long-term debt	1,303,665	1,428,202
Consolidated liabilities, All other liabilities	760	855
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	1,760,389	1,325,602
Consolidated assets, Interest-earning deposits in other banks	8,591	1,528
Consolidated assets, Trading account assets	752	139
Consolidated assets, Investment securities	130,960	95,339
Consolidated assets, Loans	1,600,302	1,226,221
Consolidated assets, All other assets	19,784	2,375
Consolidated liabilities, Total	1,753,476	1,322,103
Consolidated liabilities, Deposits	1,734,749	1,320,209
Consolidated liabilities, All other liabilities	18,727	1,894
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Others [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	58,924	84,882
Consolidated assets, Cash and due from banks	260	342
Consolidated assets, Interest-earning deposits in other banks	692	680
Consolidated assets, Investment securities	62	73
Consolidated assets, Loans	31,801	48,914
Consolidated assets, All other assets	26,109	34,873
Consolidated liabilities, Total	58,162	84,527
Consolidated liabilities, Other short-term borrowings	29,791	48,368
Consolidated liabilities, Long-term debt	28,316	36,025
Consolidated liabilities, All other liabilities	55	134
Consolidated VIEs [Member] | Eliminated in Consolidation [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	(1,939,630)	(1,428,412)
Consolidated assets, Cash and due from banks	(42,267)	(75,697)
Consolidated assets, Interest-earning deposits in other banks	(290,971)	(125,036)
Consolidated assets, Trading account assets	(10,474)	(1,883)
Consolidated assets, Investment securities	(8,706)	(6)
Consolidated assets, Loans	(1,581,132)	(1,208,348)
Consolidated assets, All other assets	(6,080)	(17,442)
Consolidated liabilities, Total	(4,118,306)	(4,196,910)
Consolidated liabilities, Other short-term borrowings	(2,685,675)	(2,988,582)
Consolidated liabilities, Long-term debt	(1,411,562)	(1,163,047)
Consolidated liabilities, All other liabilities	(21,069)	(45,281)
Consolidated VIEs [Member] | Amount of Liabilities with Recourse to General Credit of MUFG Group [Member]
Variable Interest Entity [Line Items]
Consolidated liabilities, Total	(4,955,184)	(3,910,836)
Consolidated liabilities, Deposits	(1,734,749)	(1,320,209)
Consolidated liabilities, Other short-term borrowings	(2,841,342)	(2,280,662)
Consolidated liabilities, Long-term debt	(35)
Consolidated liabilities, All other liabilities	¥ (379,058)	¥ (309,965)